FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 53,324	$ 16,376	$ 23,649	$ 5,731
Financial assets at fair value through profit or loss	1,825	1,852
Restricted deposits	69	62
Other receivables	1,125	2,384
Total current assets	56,343	20,674
Total assets	64,549	24,721
Accounts payable and accruals:
Trade	1,854	1,152
Other	3,893	768
Total current liabilities	5,747	1,920
Non-current liabilities
Derivatives financial instruments		97
Total liabilities	5,747	2,017
Currency Risk [Member]
Non-current liabilities
Net asset value	1,833	4,286
NIS | Currency Risk [Member]
Current assets:
Cash and cash equivalents	353	1,391
Financial assets at fair value through profit or loss	1,825	1,852
Restricted deposits	69	62
Other receivables	398	675
Total current assets	2,645	3,980
Total assets	2,645	3,980
Accounts payable and accruals:
Trade	330	194
Other	3,215	696
Total current liabilities	3,545	890
Non-current liabilities
Derivatives financial instruments		97
Total liabilities	3,545	987
Net asset value	(969)	3,028
Dollars | Currency Risk [Member]
Current assets:
Cash and cash equivalents	50,060	13,459
Financial assets at fair value through profit or loss
Restricted deposits
Other receivables	80	46
Total current assets	50,140	13,505
Total assets	50,140	13,505
Accounts payable and accruals:
Trade	1,493	690
Other	600	72
Total current liabilities	2,093	762
Non-current liabilities
Derivatives financial instruments
Total liabilities	2,093	762
Net asset value	48,047	12,743
Euro | Currency Risk [Member]
Current assets:
Cash and cash equivalents	2,911	1,526
Financial assets at fair value through profit or loss
Restricted deposits
Total current assets	2,911	1,526
Total assets	2,911	1,526
Accounts payable and accruals:
Trade	31	268
Other	78
Total current liabilities	109	268
Non-current liabilities
Derivatives financial instruments
Total liabilities	109	268
Net asset value	$ 2,802	$ 1,258